Borrowings (Details)															6 Months Ended			12 Months Ended
	Dec. 09, 2024	Sep. 11, 2024 USD ($)	Sep. 11, 2024 CNY (¥)	Aug. 30, 2024 USD ($)	Aug. 30, 2024 CNY (¥)	Jun. 26, 2024 USD ($)	Jun. 26, 2024 CNY (¥)	Jan. 25, 2024 USD ($)	Dec. 29, 2023 USD ($)	Dec. 29, 2023 CNY (¥)	Dec. 19, 2023 USD ($)	Dec. 19, 2023 CNY (¥)	Jun. 25, 2023 USD ($)	Jun. 25, 2023 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Jan. 25, 2024 CNY (¥)	Dec. 14, 2022 USD ($)	Dec. 14, 2022 CNY (¥)
Borrowings [Line Items]
Line of credit, interest rate		3.50%	3.50%	3.30%	3.30%	3.20%	3.20%	5.80%	3.05%	3.05%	3.80%	3.80%	4.80%	4.80%
Revolving loan facility				$ 997,492	¥ 7,000,000
Loan facility secured deposit									$ 1,500,000
Drawn from the bank															$ 8,095,360	¥ 56,810,000		$ 8,095,360	¥ 56,810,000
Interest expense															73,001		$ 30,121
Interest expense from long term borrowings															$ 179,787		$ 142,079
Changzhou EZGO [Member]
Borrowings [Line Items]
Line of credit, term								12 months
Non-Revolving Loan [Member]
Borrowings [Line Items]
Line of credit, interest rate	3.30%
Line of credit, term		12 months	12 months	12 months	12 months	12 months	12 months		12 months	12 months	12 months	12 months
Changzhou Higgs [Member]
Borrowings [Line Items]
Revolving loan facility											$ 569,995	¥ 4,000,000
Jiangsu New Energy [Member]
Borrowings [Line Items]
Line of credit, term													7 years	7 years
Revolving loan facility													$ 8,095,360	¥ 56,810,000
Revolving Credit Facility [Member]
Borrowings [Line Items]
Line of credit								$ 113,999												¥ 800,000	$ 109,649	¥ 800,000
Revolving Credit Facility [Member] | Changzhou EZGO [Member]
Borrowings [Line Items]
Revolving loan facility						$ 1,424,989
Non Revolving Credit Facility [Member] | Changzhou EZGO [Member]
Borrowings [Line Items]
Revolving loan facility		$ 712,494	¥ 5,000,000				¥ 10,000,000
Non Revolving Credit Facility [Member] | Jiangsu New Energy [Member]
Borrowings [Line Items]
Revolving loan facility									$ 1,367,989	¥ 9,600,000